Statements of Net Assets Available for Benefits - EBP 033 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Investments, at fair value (Note 3)	$ 61,128,687	$ 52,112,425
Investments, at contract value (Note 4)	12,309,589	15,162,433
Total investments	73,438,276	67,274,858
Receivables
Notes receivable from participants	3,136,750	2,843,952
Participant contributions	124,118	100,740
Employer contributions	54,991	35,400
Total receivables	3,315,859	2,980,092
Liabilities
Accrued expenses	(4,140)	(5,205)
Net Assets Available for Benefits	$ 76,749,995	$ 70,249,745